Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2014	2013	2012
Numerator:
Numerator for basic and diluted earnings per share	$422,122	$412,439	$391,371

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	159,012	161,330	168,275
Effect of assumed conversion of 0.50% convertible notes	20	24	24
Effect of dilutive stock options granted	2,334	1,764	1,138

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	161,366	163,118	169,437

Basic earnings per share	$2.65	$2.56	$2.33

Diluted earnings per share	$2.62	$2.53	$2.31